Schedule of Property, Plant and Equipment (Detail) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	$ 2,749,463	$ 3,038,612
Rig Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	2,510,505	2,745,172
Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	34,437	43,992
Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	38,604	52,195
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	7,796	12,702
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	56,834	65,561
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	67,740	84,561
Land [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	33,547	34,429
Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	6,670,979	6,937,062	$ 6,733,634
Gross [Member] | Rig Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	6,109,383	6,322,536	6,034,166
Gross [Member] | Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	110,307	130,463	148,011
Gross [Member] | Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	185,319	191,290	244,950
Gross [Member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	38,506	45,456	43,201
Gross [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	126,177	128,327	127,385
Gross [Member] | Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	67,740	84,561	102,035
Gross [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	33,547	34,429	33,886
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	3,921,516	3,898,450	3,559,810
Accumulated Depreciation [Member] | Rig Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	3,598,878	3,577,364	3,210,384
Accumulated Depreciation [Member] | Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	75,870	86,471	87,832
Accumulated Depreciation [Member] | Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	146,715	139,095	178,390
Accumulated Depreciation [Member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	30,710	32,754	26,921
Accumulated Depreciation [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	$ 69,343	$ 62,766	$ 56,283